Discontinued Operations (Details) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Discontinued Operations
Gain (loss) associated with closing of kiosks			$ 0
Net sales and operating revenues from discontinued operations	17.0	49.1	62.9	99.1
Pretax income from discontinued operations	$ 2.4	$ 5.7	$ 8.4	$ 13.6